Investments (Schedule of Investments Measured at Fair Value on a Recurring Basis) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying Value	$ 61,464,515	$ 13,810,041
Interest Income Accrued	1,873,380	312,028
Interest Income Earned	2,397,197	352,959
Industrial
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying Value	1,250,000	500,000
Interest Income Accrued	18,236
Interest Income Earned	62,743	15,889
Commercial mortgage loan - multi-family
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying Value	58,195,692	11,320,924
Interest Income Accrued	1,634,008	116,860
Interest Income Earned	2,199,823	329,684
Other.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying Value	2,018,823	1,989,117
Interest Income Accrued	221,136	195,168
Interest Income Earned	134,631	7,386
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying Value	$ 61,464,515	$ 13,810,041